CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common Stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares authorized	450,000,000	450,000,000
Common Stock, Shares issued	289,137,901	285,461,125
Common Stock, Shares outstanding	274,342,175	276,949,802
Treasury Stock, Shares held	14,795,726	8,511,323